Inventory Disclosure	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Notes
Inventory Disclosure

NOTE 3 - INVENTORY

As at November 30, 2020, the inventory consisted of eBalance® devices and accessories held for sale valued at $29,290 (May 31, 2020 - $29,405) and work in progress, that included unfinished eBalance® devices and supplies required for manufacturing valued at $23,761 (May 31, 2020 - $22,481).

NOTE 4 - INVENTORY

As at May 31, 2020, the inventory consisted of eBalance® devices and accessories held for sale valued at $29,405 (May 31, 2019 - $24,505) and work in progress, that included unfinished eBalance® devices and supplies required for manufacturing valued at $22,481 (May 31, 2019 - $48,696).

The cost of eBalance® devices used for further research and development and for in-house observational trials is recognized as part of research and development expense. During the year ended May 31, 2020, the Company recognized $3,897 as the cost of eBalance® devices used in research and development. The cost of eBalance® devices used in marketing and advertising is recognized as part of general and administrative expenses. During the year ended May 31, 2020, the Company recognized $12,266 as the cost of eBalance® devices used for marketing and advertising purposes.